Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Future Minimum Lease Payments Under Non Cancelable Operating Leases

As of December 31, 2017, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises and data center space consisting of the following:

	RMB	US$
2018	115,066	17,685
2019	92,916	14,281
2020	68,309	10,499
2021	55,430	8,519
2022 and thereafter	184,925	28,423

	516,646	79,407

Parent Company
Future Minimum Lease Payments Under Non Cancelable Operating Leases

As of December 31, 2017, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to data center space consisting of the following:

	RMB	US$
2018	17,893	2,750
2019	18,340	2,819
2020	18,799	2,889
2021	19,268	2,961
2022 and thereafter	65,964	10,138

	140,264	21,557

Computer and Network Equipment and Construction in Progress
Purchase Commitments

As of December 31, 2017, the Company has the following commitments to purchase certain computer and network equipment, land use right and construction in progress:

	RMB	US$
2018	255,059	39,202
2019	104,926	16,127
2020	203,555	31,286
2021	72,939	11,211
2022 and thereafter	663,661	102,003

	1,300,140	199,829

Bandwidth and Cabinet Capacity
Purchase Commitments

As of December 31, 2017, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2018	469,344	72,137
2019	88,405	13,588
2020	59,172	9,095
2021	39,823	6,121
2022 and thereafter	34,874	5,360

	691,618	106,301